Business, Liquidity and Summary of Significant Accounting Policies - Schedule of Inventory by Using First-In First-Out Method (Detail) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Inventory Disclosure [Abstract]
Current inventory - Catheters	$ 62,554	$ 79,604
Non-current inventory - Consoles		190,276
Total inventory	$ 62,554	$ 269,880